Convertible Notes and Notes Payable (Details) - Schedule of the Company’s debt balances - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
March 2021 Note Payable [Member]
Convertible Notes and Notes Payable (Details) - Schedule of the Company’s debt balances [Line Items]
Notes payable, current portion	$ 30,000
Unamortized loan discount	(1,344)
Carrying value	28,656
June 2020 Note [Member]
Convertible Notes and Notes Payable (Details) - Schedule of the Company’s debt balances [Line Items]
Notes payable, current portion	15,000	$ 15,000
Convertible notes, face value	15,000
Unamortized loan discount	(1,006)	(1,942)
Total	13,994
Carrying value	13,994	$ 13,058
Unamortized debt issuance cost (asset)
June 2021 Note [Member]
Convertible Notes and Notes Payable (Details) - Schedule of the Company’s debt balances [Line Items]
Notes payable, current portion	5,000
Convertible notes, face value	4,444
Unamortized loan discount
Total	5,000
Carrying value	5,000
Unamortized debt issuance cost (asset)	(1,506)
Toatal [Member]
Convertible Notes and Notes Payable (Details) - Schedule of the Company’s debt balances [Line Items]
Notes payable, current portion	20,000
Convertible notes, face value	19,444
Unamortized loan discount	(1,006)
Total	18,994
Carrying value	18,994
Unamortized debt issuance cost (asset)	$ (1,506)